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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21308

Alger Global Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

ALGER GLOBAL GROWTH FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.0%
ARGENTINA—4.1%
APPLICATION SOFTWARE—1.8%
Globant SA*	9,267	$513,763

DIVERSIFIED BANKS—2.3%
Grupo Financiero Galicia SA#	18,530	660,224
TOTAL ARGENTINA (Cost $1,310,162)		1,173,987

AUSTRALIA—1.9%
CASINOS & GAMING—1.9%
Aristocrat Leisure Ltd.	22,561	540,475
(Cost $433,926)

CHINA—6.4%
DISTILLERS & VINTNERS—2.2%
Kweichow Moutai Co., Ltd. Cl. A	5,900	631,072

INTERNET & DIRECT MARKETING RETAIL—1.2%
Pinduoduo, Inc.#*	15,381	347,457

INTERNET SOFTWARE & SERVICES—1.9%
Alibaba Group Holding Ltd.#*	2,974	556,822

REAL ESTATE DEVELOPMENT—1.1%
China Overseas Land & Investment Ltd.*	101,538	319,886
TOTAL CHINA (Cost $1,705,143)		1,855,237

DENMARK—2.0%
BIOTECHNOLOGY—2.0%
Genmab AS*	3,400	582,531
(Cost $586,477)

FRANCE—11.2%
APPAREL ACCESSORIES & LUXURY GOODS—2.7%
LVMH Moet Hennessy Louis Vuitton SE	2,258	786,853

DISTILLERS & VINTNERS—1.7%
Remy Cointreau SA	3,516	479,640

HOME ENTERTAINMENT SOFTWARE—1.7%
Ubisoft Entertainment SA*	4,470	492,663

LIFE SCIENCES TOOLS & SERVICES—3.2%
Eurofins Scientific SE	1,708	930,959

RESEARCH & CONSULTING SERVICES—1.9%
Teleperformance	3,000	549,372
TOTAL FRANCE (Cost $3,033,412)		3,239,487

GERMANY—1.6%
FOOTWEAR—1.6%
Puma SE	914	458,749
(Cost $452,303)

HONG KONG—2.0%
LIFE & HEALTH INSURANCE—2.0%
AIA Group Ltd.	67,302	589,128
(Cost $581,055)

	SHARES	VALUE
COMMON STOCKS—96.0% (CONT.)
INDIA—4.5%
APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Titan Co., Ltd.	35,000	$466,834

DIVERSIFIED BANKS—2.9%
HDFC Bank Ltd.#	8,052	832,094
TOTAL INDIA (Cost $1,231,464)		1,298,928

ITALY—5.3%
APPAREL ACCESSORIES & LUXURY GOODS—2.0%
Moncler SpA	13,116	578,045

INDUSTRIAL MACHINERY—1.7%
Interpump Group SpA	15,436	485,209

LEISURE PRODUCTS—1.6%
Technogym SpA	41,367	450,359
TOTAL ITALY (Cost $1,476,143)		1,513,613

JAPAN—9.8%
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.2%
Keyence Corp.	1,200	634,705

HUMAN RESOURCE & EMPLOYMENT SERVICES—4.0%
Recruit Holdings Co., Ltd.	22,000	602,778
UT Group Co., Ltd.*	15,600	544,668
		1,147,446
PERSONAL PRODUCTS—2.0%
Shiseido Co., Ltd.	7,700	567,212

PHARMACEUTICALS—1.6%
Takeda Pharmaceutical Co., Ltd.	11,000	464,411
TOTAL JAPAN (Cost $2,768,695)		2,813,774

NEW ZEALAND—1.8%
PACKAGED FOODS & MEATS—1.8%
a2 Milk Co., Ltd.*	71,000	507,856
(Cost $712,293)

RUSSIA—2.1%
INTEGRATED OIL & GAS—2.1%
LUKOIL PJSC#	8,488	608,855
(Cost $574,253)

SPAIN—2.0%
BIOTECHNOLOGY—2.0%
Grifols SA#	27,813	577,954
(Cost $575,306)

SWITZERLAND—4.6%
ASSET MANAGEMENT & CUSTODY BANKS—2.5%
Partners Group Holding AG	942	714,816

	SHARES	VALUE
COMMON STOCKS—96.0% (CONT.)
SWITZERLAND—4.6% (CONT.)
SPECIALTY CHEMICALS—2.1%
Sika AG*	4,380	$621,878
TOTAL SWITZERLAND (Cost $1,285,884)		1,336,694

TAIWAN—1.5%
ELECTRONIC COMPONENTS—1.5%
Largan Precision Co., Ltd.	2,600	438,261
(Cost $444,482)

UNITED KINGDOM—4.1%
PACKAGED FOODS & MEATS—2.1%
Nomad Foods Ltd.*	31,570	599,830

SOFT DRINKS—2.0%
Coca-Cola HBC AG	15,840	568,530
TOTAL UNITED KINGDOM (Cost $1,168,912)		1,168,360

UNITED STATES—31.1%
APPLICATION SOFTWARE—4.8%
Adobe Systems, Inc.*	2,943	720,093
salesforce.com, Inc.*	4,761	652,971
		1,373,064
BIOTECHNOLOGY—1.4%
Alnylam Pharmaceuticals, Inc.*	4,200	399,000

DATA PROCESSING & OUTSOURCED SERVICES—2.5%
Mastercard, Inc., Cl. A	3,709	734,382

FINANCIAL EXCHANGES & DATA—2.0%
MSCI, Inc., Cl. A	3,396	564,381

HOME IMPROVEMENT RETAIL—2.0%
The Home Depot, Inc.	2,950	582,684

INTERNET & DIRECT MARKETING RETAIL—2.7%
Amazon.com, Inc.*	436	774,964

INTERNET SOFTWARE & SERVICES—2.4%
Alphabet, Inc., Cl. C*	548	667,059
Palantir Technologies, Inc., Cl. A*,@,(a)	3,176	18,262
		685,321
LIFE SCIENCES TOOLS & SERVICES—2.4%
Illumina, Inc.*	2,117	686,670

OIL & GAS EXPLORATION & PRODUCTION—2.5%
Diamondback Energy, Inc.	5,534	730,211

REGIONAL BANKS—1.9%
SVB Financial Group*	1,765	543,408

SEMICONDUCTORS—2.1%
NVIDIA Corp.	2,511	614,843

SPECIALTY STORES—1.7%
Tiffany & Co.	3,500	481,460

	SHARES	VALUE
COMMON STOCKS—96.0% (CONT.)
UNITED STATES—31.1% (CONT.)
SYSTEMS SOFTWARE—2.7%
Microsoft Corp.	7,469	$792,311
TOTAL UNITED STATES (Cost $7,764,485)		8,962,699
TOTAL COMMON STOCKS (Cost $26,104,395)		27,666,588

PREFERRED STOCKS—0.6%
UNITED STATES—0.6%
BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	33,858	101,574

INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@,(a)	12,951	74,469
TOTAL UNITED STATES (Cost $237,882)		176,043
TOTAL PREFERRED STOCKS (Cost $237,882)		176,043

SPECIAL PURPOSE VEHICLE—0.2%
POLAND—0.2%
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.*,@,(a)	55,986	62,402
(Cost $55,986)
Total Investments (Cost $26,398,263)	96.8%	$27,905,033
Affiliated Securities (Cost $152,361)		101,574
Unaffiliated Securities (Cost $26,245,902)		27,803,459
Other Assets in Excess of Liabilities	3.2%	916,768
NET ASSETS	100.0%	$28,821,801

#               American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2018
JS Kred SPV I, LLC.	06/26/15	$55,986	0.15%	$62,402	0.22%
Palantir Technologies, Inc., Cl. A	10/07/14	20,666	0.05%	18,262	0.06%
Palantir Technologies, Inc., Cl. B	10/07/14	85,521	0.22%	74,469	0.26%
Prosetta Biosciences, Inc., Series D	02/06/15	152,361	0.40%	101,574	0.35%
Total				$256,707	0.89%

See Notes to Financial Statements.

Alger Global Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

Alger Global Growth Fund (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services — Investment Companies. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of companies in both developed and emerging market countries. The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (“Board”). Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Alger Global Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•             Level 1 — quoted prices in active markets for identical investments

•             Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from values if there was an active market.

Alger Global Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Fund’s investment adviser. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and the previous day’s price.

The Fund will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate.

Alger Global Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$5,467,880	$2,186,565	$3,281,315	—
Consumer Staples	3,354,140	599,830	2,754,310	—
Energy	1,339,066	730,211	608,855	—
Financials	3,904,051	2,600,107	1,303,944	—
Health Care	3,641,525	1,663,624	1,977,901	—
Industrials	2,182,027	—	2,182,027	—
Information Technology	6,836,135	5,252,244	1,565,629	$18,262
Materials	621,878	—	621,878	—
Real Estate	319,886	—	319,886	—
TOTAL COMMON STOCKS	$27,666,588	$13,032,581	$14,615,745	$18,262
PREFERRED STOCKS
Health Care	101,574	—	—	101,574
Information Technology	74,469	—	—	74,469
TOTAL PREFERRED STOCKS	$176,043	—	—	$176,043
SPECIAL PURPOSE VEHICLE
Financials	62,402	—	—	62,402
TOTAL INVESTMENTS IN SECURITIES	$27,905,033	$13,032,581	$14,615,745	$256,707

Alger Global Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FAIR VALUE
	MEASUREMENTS
	USING SIGNIFICANT
	UNOBSERVABLE
	INPUTS (LEVEL 3)
Alger Global Growth Fund	Common Stocks
Opening balance at November 1, 2017	$18,262	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(571)
Included in net change in unrealized appreciation (depreciation) on investments	571
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	18,262
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger Global Growth Fund	Corporate Bonds
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(5)
Included in net change in unrealized appreciation (depreciation) on investments	5
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger Global Growth Fund	Preferred Stocks
Opening balance at November 1, 2017	$189,806 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(37,410)
Included in net change in unrealized appreciation (depreciation) on investments	32,926
Purchases and sales
Purchases	—
Sales	(9,279)
Closing balance at July 31, 2018	176,043
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(4,063)

Alger Global Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Global Growth Fund	Vehicle
Opening balance at November 1, 2017	$67,586
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(5,184)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	62,402
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(5,184)

Alger Global Growth Fund	Warrants
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(4,633)
Included in net change in unrealized appreciation (depreciation) on investments	4,633
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

* Includes securities that are fair valued at $0.

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2018. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

Alger Global Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable		Weighted
	July 31, 2018	Methodology	Input	Range/Input	Average Inputs
Alger Global Growth Fund
Common Stock	$18,262	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	101,574	Income Approach	Discount Rate	41-45%	N/A
Preferred Stocks	74,469	Market Approach	Market Quotation	N/A*	N/A
Special Purpose Vehicle	62,402	Market Approach	Revenue Multiple	2.85x-4.26x	N/A

* The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a market quotation available to the Fund at July 31, 2018.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success results in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success results in lower fair value measurements.

On July 31, 2018, there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2018, such assets are categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents	$921,944	$107,561	$814,383	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward Foreign Currency Contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations.

Alger Global Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

There were no open derivative instruments as of July 31, 2018.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Fund because the Fund or its affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2018. Purchase and sale transactions and interest income earned during the period were as follows:

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		July 31,	Interest	Realized	Unrealized	July 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Global Growth Fund
Common Stocks
Choicestream, Inc.*	1,969	—	(1,969	)*	—	—	$(571)	$571	—
Preferred Stocks
Choicestream, Inc., Series A and B*	53,598	—	(53,598	)*	—	—	(35,550)	35,550	—
Prosetta Biosciences, Inc., Series D	33,858	—	—		33,858	—	—	(4,063)	$101,574
Corporate Bonds
Choicestream, Inc., 11.00%, 8/5/18*	4,637	—	(4,637	)*	—	—	(5)	5	—
Warrants
Choicestream, Inc., 6/22/26*	4,637	—	(4,637	)*	—	—	(4,633)	4,633	—
Total						—	$(40,759)	$36,696	$101,574

* The company was dissolved on December 20, 2017.

ITEM 2.  Controls and Procedures.

(a)  Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)  No changes in the Registrant’s internal controls over financial reporting occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Global Growth Fund

By:	/s/ Hal Liebes
Hal Liebes
President

Date:	September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Hal Liebes
President

Date:	September 20, 2018

By:	/s/ Michael D. Martins
Michael D. Martins
Treasurer

Date:	September 20, 2018